ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 21, 2020	Mar. 23, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 18, 2022	Mar. 31, 2022	Mar. 03, 2022
Research And Development Costs			$ 485,184	$ 566,655	$ 314,532	$ 532,644	$ 485,995	$ 1,198,780	$ 633,050
Ownership interest, percentage			1.38%	1.38%		1.38%		1.38%	1.38%
Impairment Loss								$ 25,320,555	$ 25,320,555
Deferred Tax Asset								4,129,000	2,830,000
Advertising And Marketing Costs			$ 30,185		35,654	$ 45,519	59,500	$ 104,738	$ 96,637
Valuation Allowance, Percentage						100.00%		100.00%	100.00%
Common Stock, Shares Authorized			100,000,000	100,000,000		100,000,000		100,000,000	100,000,000			7,917
Common Stock, Par Value			$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.01
Loss From Operation			$ (1,671,368)		$ (1,314,688)	$ (4,430,386)	$ (2,281,702)	$ (5,555,234)	$ (28,269,589)
Property, Plant and Equipment [Member]
Loss From Operation				$ (39,434)				$ (25,320,555)	$ (25,359,989)
Annual Meeting of Shareholders [Member]
Common Stock, Shares Authorized		100,000,000		800,000,000				800,000,000
Common Stock, Par Value		$ 0.00001		$ 0.00001				$ 0.00001
Description Of Reverse Stock Split	The effective dates of the above actions were June 5, 2020 and April 20, 2020, respectively, and the actual reverse stock split ratio was 1-for-33.26	reverse stock split of the Company’s outstanding common stock at a ratio between 1-for-32 and 1-for-35 (with the exact ratio to be determined by the directors in their sole discretion without further approval by the shareholders